Discontinued Operations (FY)	12 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Discontinued Operations
5. Discontinued operations

As a result of the Company’s decision to divest its interest in Divested Entities, the results of operations relating to the Divested Entities have been reclassified to discontinued operations in the consolidated statements of operations for all periods presented.

Revenue and net loss related to discontinued operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2018	2019	2020
Revenue	$85,907	$—	$—
Net Loss	$(1,674,738)	$—	$—
Cash flow from discontinued operations for the year ended December 31, 2020, 2019 and 2018 are as follows:

	2018	2019	2020
Net cash used in operating activities	$(1,670,873)	$—	$—
Net cash provided by (used in) investing activities	355,536	$—	—
Net cash provided by financing activities	$1,268,121	$—	$—